Parent-only Financial Information (Details) - Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Income:
Total Income	$ 9,495	$ 9,997	$ 10,408	$ 9,488	$ 9,285	$ 9,473	$ 10,431	$ 10,201	$ 9,340	$ 39,178	$ 39,445
Total Income	9,495	9,997	10,408	9,488	9,285	9,473	10,431	10,201	9,340	39,178	39,445
Expense:
Interest expense	1,289	1,361	1,355	1,257	1,185	1,170	1,169	1,153	1,144	5,158	4,636
Total Expense	1,289	1,361	1,355	1,257	1,185	1,170	1,169	1,153	1,144	5,158	4,636
Income before income taxes	2,801	3,060	4,151	3,427	3,270	2,374	3,610	3,427	3,315	13,908	12,726
Federal income tax benefit	852	1,006	1,456	1,113	1,048	747	1,148	1,112	1,055	4,623	4,062
Net income	1,949	$ 2,054	$ 2,695	$ 2,314	2,222	$ 1,627	$ 2,462	$ 2,315	$ 2,260	9,285	8,664
Comprehensive income	$ 2,000				$ 2,537					8,815	8,286
Parent Company [Member]
Income:
Interest income										13	11
Dividend income from subsidiary										1,240	366
Total Income										1,253	377
Total Income										1,253	377
Expense:
Interest expense										440	366
Total Expense										440	366
Income before income taxes										813	11
Federal income tax benefit										(146)	(122)
Income before equity in undistributed income of subsidiaries										959	133
Equity in undistributed income of subsidiaries										8,326	8,531
Net income										9,285	8,664
Equity in other comprehensive loss of subsidiaries										(470)	(378)
Comprehensive income										$ 8,815	$ 8,286